Schedule of Related Party Balances with Related Party (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
DIH Hong Kong [Member]
Related Party Transaction [Line Items]
Due from related party	$ 2,641	$ 2,586	$ 2,456
Due to related party	1,504	1,470	1,311
Motek Group [Member]
Related Party Transaction [Line Items]
Due from related party	3,169	3,367	1,934
Due to related party	$ 8,762	$ 8,667	$ 5,530